Condensed Consolidated Statements of Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2021	$ 94,000,253	$ 2,513	$ 239,406,387	$ (148,188,138)	$ (655)	$ 91,220,107	$ 2,780,092
Balance, shares at Dec. 31, 2021	2,512,815	2,512,816
Other comprehensive loss	$ 4,277				4,277	4,277
Net loss
Balance at Dec. 31, 2022	$ 61,816,485	$ 2,527	267,597,370	(208,187,210)	3,622	59,416,309	2,400,176
Balance, shares at Dec. 31, 2022	2,527,045	2,527,045
Issuance of common stock upon stock option exercise	$ (54)	$ 3	(57)			(54)
Issuance of common stock upon stock option exercise, shares	3,006	3,006
Issuance of common stock for legal settlement	$ 241,740	$ 3	241,737			241,740
Issuance of common stock for legal settlement, shares		3,000
Stock based compensation	27,949,257	$ 8	27,949,249			27,949,257
Stock based compensation, shares		8,224
Comprehensive loss	(60,378,988)			(59,999,072)		(59,999,072)	(379,916)
Stock based compensation	358,349		358,349			358,349
Stock based compensation, shares
Other comprehensive loss	(114,095)				(114,095)	(114,095)
Net loss	(3,328,077)			(3,260,437)		(3,260,437)	(67,640)
Balance at Mar. 31, 2023	58,732,662	$ 2,527	267,955,719	(211,447,647)	(110,473)	56,400,126	2,332,536
Balance, shares at Mar. 31, 2023		2,527,045
Balance at Dec. 31, 2022	$ 61,816,485	$ 2,527	267,597,370	(208,187,210)	3,622	59,416,309	2,400,176
Balance, shares at Dec. 31, 2022	2,527,045	2,527,045
Balance at Jun. 30, 2023	$ 54,766,441	$ 2,527	268,314,068	(215,665,735)	(144,729)	52,506,131	2,260,310
Balance, shares at Jun. 30, 2023		2,527,045
Comprehensive loss	(7,618,392)
Balance at Dec. 31, 2022	$ 61,816,485	$ 2,527	267,597,370	(208,187,210)	3,622	59,416,309	2,400,176
Balance, shares at Dec. 31, 2022	2,527,045	2,527,045
Other comprehensive loss	$ (70,273)				(70,273)	(70,273)
Balance at Dec. 31, 2023	$ 36,640,645	$ 2,877	269,690,569	(235,106,206)	(67,024)	34,520,216	2,120,429
Balance, shares at Dec. 31, 2023	2,877,045	2,877,045
Stock based compensation	$ 2,093,549	$ 350	2,093,199			2,093,549
Stock based compensation, shares		350,000
Comprehensive loss	(25,809,928)			(25,537,315)		(25,537,315)	(272,612)
Prior period adjustments made to accumulated deficit	(1,413,548)			(1,381,681)	(25,016)	(1,406,413)	(7,135)
Balance at Mar. 31, 2023	58,732,662	$ 2,527	267,955,719	(211,447,647)	(110,473)	56,400,126	2,332,536
Balance, shares at Mar. 31, 2023		2,527,045
Stock based compensation	358,349		358,349			358,349
Other comprehensive loss	(34,256)				(32,256)	(34,256)
Net loss	(4,290,314)			(4,218,088)		(4,218,088)	(72,226)
Balance at Jun. 30, 2023	54,766,441	$ 2,527	268,314,068	(215,665,735)	(144,729)	52,506,131	2,260,310
Balance, shares at Jun. 30, 2023		2,527,045
Comprehensive loss	(4,290,315)
Balance at Dec. 31, 2023	$ 36,640,645	$ 2,877	269,690,569	(235,106,206)	(67,024)	34,520,216	2,120,429
Balance, shares at Dec. 31, 2023	2,877,045	2,877,045
Stock based compensation	$ 475	$ 1,851	3,652,273			3,704,475
Stock based compensation, shares		1,851,277
Other comprehensive loss	16,673				16,673	16,673
Net loss	57,527,149			(5,708,979)		(5,708,979)	(43,735)
Balance at Mar. 31, 2024	34,609,079	$ 4,728	273,342,842	(240,815,185)	(50,351)	32,532,385	2,076,694
Balance, shares at Mar. 31, 2024		4,728,322
Balance at Dec. 31, 2023	$ 36,640,645	$ 2,877	269,690,569	(235,106,206)	(67,024)	34,520,216	2,120,429
Balance, shares at Dec. 31, 2023	2,877,045	2,877,045
Conversion of debt to stock	$ 105,440
Balance at Jun. 30, 2024	$ 32,693,292	$ 7,447	277,489,875	(246,784,505)	(101,946)	30,661,222	2,032,070
Balance, shares at Jun. 30, 2024		7,446,972
Issuance of common stock upon stock option exercise, shares	48,718
Comprehensive loss	$ (11,576,353)
Balance at Mar. 31, 2024	34,609,079	$ 4,728	273,342,842	(240,815,185)	(50,351)	32,532,385	2,076,694
Balance, shares at Mar. 31, 2024		4,728,322
Stock based compensation	(4,012,156)	$ 2,613	4,009,542			(4,012,156)
Stock based compensation, shares		2,613,210
Conversion of debt to stock	137,596	$ 105	137,491			137,596
Conversion of Debt to Stock, shares		105,440
Other comprehensive loss	(51,595)				(51,595)	(51,595)
Net loss	(6,013,944)			(5,969,320)		(5,969,320)	(44,624)
Balance at Jun. 30, 2024	$ 32,693,292	$ 7,447	$ 277,489,875	$ (246,784,505)	$ (101,946)	$ 30,661,222	$ 2,032,070
Balance, shares at Jun. 30, 2024		7,446,972
Issuance of common stock for legal settlement, shares	900,000
Comprehensive loss	$ (5,924,696)